Capital Risk	6 Months Ended
Jun. 30, 2025
Disclosure Of Capital Risk Exposure [Abstract]
Capital Risk	Regulatory capital resources
This table shows our qualifying regulatory capital:

	30 June 2025	31 December 2024
	£m	£m
CET1 capital	9,916	9,791
AT1 capital	1,860	1,860
Tier 1 capital	11,776	11,651
Tier 2 capital	1,882	2,093
Total capital[1]	13,658	13,744
1.Capital resources include a transitional IFRS 9 benefit at 30 June 2025 of £nil (2024: £12.2m).
In anticipation of the proposed acquisition of TSB by Santander UK (subject to regulatory approvals and other consents), the Board passed a resolution to cancel the dividends that were accrued in the CET1 capital calculations at 30 June 2025, the impact of which is shown in the table above.